INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Government grants (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Current	$ 1,270	$ 2,110	$ 17,695
Non-current	2,335	8,098	15,532
Total	$ 3,605	$ 10,208	$ 33,227	$ 118,545